Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000111998
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Institutional Class
Trading Symbol	HHDFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund Institutional Class returned 0.55% in the fourth quarter of 2025, lagging the S&P 500 Index’s 2.66% increase and the Russell 1000 Value Index’s 3.81% gain, but was in line with the Dow Jones U.S. Select Dividend’s 0.56% return. Following five consecutive years of outperformance versus the Value benchmark, Hamlin’s 8.16% return for 2025 trailed the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 15.91% and 12.12% returns, respectively. Equity markets were led higher by large- and mega-cap, AI-related, and deep value stocks while quality and yield factors were in less demand in both the fourth quarter and full year 2025. The Russell 1000 Value Index notably pivoted into more AI- and tech-oriented holdings midyear. At the portfolio level, performance versus the Value benchmark was impacted by our exposure to consumer and housing-related holdings, along with limited exposure to the Communication Services sector, where the benchmark now includes Google. The S&P 500 Index’s third straight year of near 20% or more gains is beginning to rhyme with the historic five year run from 1995-1999. The index holds a 35% weighting in the Magnificent 7 stocks that were up 23% on average this year and contributed 7.59% to the S&P 500 Index’s 17.88% gain in the year. The rest of the stock market and dividend paying stocks were not as strong, as evidenced by the S&P 500 Equal Weight Index and the S&P 500 Dividend Aristocrats Index, which gained 11.43% and 4.28%, respectively.

Within the Fund, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom, Cummins, Morgan Stanley, Old Republic International, and AbbVie. The weakest performers were Watsco, Paychex, Procter & Gamble, Target, and Mondelez. During the year, we purchased Mondelez, Dick’s Sporting Goods, Philip Morris International, and CVS Health. We sold Target, Extra Space Storage, Keurig Dr. Pepper, and Mondelez.

Twenty-five of our year end twenty-eight holdings increased their dividends in 2025, with an average increase of 8.2%. Dividend growth validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at a 10.6% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hamlin High Dividend Equity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Lipper Equity Income Funds Index	Russell 1000 Value Index (USD) (TR)Footnote Reference*
Dec/15	$100,000	$100,000	$100,000	$100,000
Dec/16	$115,064	$111,960	$114,338	$117,340
Dec/17	$132,100	$136,403	$133,134	$133,374
Dec/18	$122,221	$130,422	$124,327	$122,348
Dec/19	$149,425	$171,487	$157,129	$154,821
Dec/20	$156,418	$203,039	$164,556	$159,149
Dec/21	$205,320	$261,322	$204,384	$199,192
Dec/22	$198,230	$213,995	$193,005	$184,177
Dec/23	$225,334	$270,249	$213,034	$205,288
Dec/24	$269,948	$337,864	$243,131	$234,785
Dec/25	$291,971	$398,274	$280,119	$272,131

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Institutional Class Shares	8.16%	13.29%	11.31%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.82%
Lipper Equity Income Funds Index	15.21%	11.23%	10.84%
Russell 1000 Value Index (USD) (TR)Footnote Reference*	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,618,590,520
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 11,512,136
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,618,590,520	29	$11,512,136	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Utilities	4.8%
Energy	7.6%
Information Technology	7.6%
Consumer Staples	9.8%
Real Estate	10.5%
Consumer Discretionary	10.9%
Health Care	13.1%
Industrials	15.8%
Financials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Morgan Stanley	5.9%
Broadcom	5.8%
Cummins	5.6%
Old Republic International	5.2%
AbbVie	5.1%
CME Group, Cl A	4.7%
Public Service Enterprise Group	4.4%
Enterprise Products Partners	4.3%
Johnson & Johnson	4.2%
Lamar Advertising, Cl A	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/
C000111999
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Investor Class
Trading Symbol	HHDVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund Investor Class returned 0.45% in the fourth quarter of 2025, lagging the S&P 500 Index’s 2.66% increase and the Russell 1000 Value Index’s 3.81% gain, but was in line with the Dow Jones U.S. Select Dividend’s 0.56% return. Following five consecutive years of outperformance versus the Value benchmark, Hamlin’s 7.84% return for 2025 trailed the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 15.91% and 12.12% returns, respectively. Equity markets were led higher by large- and mega-cap, AI-related, and deep value stocks while quality and yield factors were in less demand in both the fourth quarter and full year 2025. The Russell 1000 Value Index notably pivoted into more AI- and tech-oriented holdings midyear. At the portfolio level, performance versus the Value benchmark was impacted by our exposure to consumer and housing-related holdings, along with limited exposure to the Communication Services sector, where the benchmark now includes Google. The S&P 500 Index’s third straight year of near 20% or more gains is beginning to rhyme with the historic five year run from 1995-1999. The index holds a 35% weighting in the Magnificent 7 stocks that were up 23% on average this year and contributed 7.59% to the S&P 500 Index’s 17.88% gain in the year. The rest of the stock market and dividend paying stocks were not as strong, as evidenced by the S&P 500 Equal Weight Index and the S&P 500 Dividend Aristocrats Index, which gained 11.43% and 4.28%, respectively.

Within the Fund, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom, Cummins, Morgan Stanley, Old Republic International, and AbbVie. The weakest performers were Watsco, Paychex, Procter & Gamble, Target, and Mondelez. During the year, we purchased Mondelez, Dick’s Sporting Goods, Philip Morris International, and CVS Health. We sold Target, Extra Space Storage, Keurig Dr. Pepper, and Mondelez.

Twenty-five of our year end twenty-eight holdings increased their dividends in 2025, with an average increase of 8.2%. Dividend growth validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at a 10.6% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hamlin High Dividend Equity Fund, Investor Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Lipper Equity Income Funds Index	Russell 1000 Value Index (USD) (TR)Footnote Reference*
Dec/15	$10,000	$10,000	$10,000	$10,000
Dec/16	$11,462	$11,196	$11,434	$11,734
Dec/17	$13,105	$13,640	$13,313	$13,337
Dec/18	$12,082	$13,042	$12,433	$12,235
Dec/19	$14,719	$17,149	$15,713	$15,482
Dec/20	$15,360	$20,304	$16,456	$15,915
Dec/21	$20,104	$26,132	$20,438	$19,919
Dec/22	$19,350	$21,399	$19,301	$18,418
Dec/23	$21,929	$27,025	$21,303	$20,529
Dec/24	$26,191	$33,786	$24,313	$23,478
Dec/25	$28,244	$39,827	$28,012	$27,213

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Investor Class Shares	7.84%	12.96%	10.94%
S&P 500 Index (USD) (TR)Footnote Reference*	17.88%	14.42%	14.82%
Lipper Equity Income Funds Index	15.21%	11.23%	10.84%
Russell 1000 Value Index (USD) (TR)Footnote Reference*	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,618,590,520
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 11,512,136
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,618,590,520	29	$11,512,136	23%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Utilities	4.8%
Energy	7.6%
Information Technology	7.6%
Consumer Staples	9.8%
Real Estate	10.5%
Consumer Discretionary	10.9%
Health Care	13.1%
Industrials	15.8%
Financials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Morgan Stanley	5.9%
Broadcom	5.8%
Cummins	5.6%
Old Republic International	5.2%
AbbVie	5.1%
CME Group, Cl A	4.7%
Public Service Enterprise Group	4.4%
Enterprise Products Partners	4.3%
Johnson & Johnson	4.2%
Lamar Advertising, Cl A	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/